SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION

The Group’s principal operating activities are engaged in the hospitality business and provision of gaming related services in Macau. The Group monitors its operations and evaluates earnings by reviewing the assets and operations of Studio City as one operating segment. Accordingly, the Group does not present separate segment information. As of December 31, 2018 and 2017, the Group operated in one geographical area, Macau, where it derives its revenue and its long-lived assets are located.